Subsequent Events	12 Months Ended
Jun. 30, 2023
Subsequent Events
Subsequent Events

22.Subsequent Events

1)	On August 15, 2023 AgCentral Energy funded the remaining $2.5 of its $5.0 million commitment under the Senior Secured Convertible Notes Subscription Agreement.
2)	On August 16, 2023, Vast and ARENA executed a Deed of Mutual Termination and Release which terminates the funding agreement discussed in Note 21 (1) Contingent assets, liabilities & commitment, under which Vast was required to repay a proportion of funding received from ARENA.
3)	On September 7, 2023, two new wholly owned subsidiaries Vast Renewables Holdco Corp and Vast Renewables Management Services LLC were established.
4)	On September 18, 2023, Vast entered into a Subscription Agreement with Canberra Airport Group through which, subject to completion of the BCA, Vast would issue 490,179 Vast ordinary shares for a subscription amount of $5 million and a further maximum of 490,197 Vast ordinary shares for a subscription amount of $5 million (less $1 for each of $3 of additional investments).
5)	On September 19, 2023, Vast’s intention to convert to a public company was advertised in the ASIC Gazette. Accordingly, Vast will convert to a public company on October 19, 2023 and be known as Vast Renewables Limited.